Schedule of Investments(a)
July 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–94.19%(b)
Airport Services–4.39%
Shanghai International Airport Co., Ltd., Series A	299,315	$3,584,404
Apparel Retail–2.06%
Pou Sheng International (Holdings) Ltd. (Hong Kong)	6,054,000	1,677,190
Auto Parts & Equipment–2.59%
Minth Group Ltd.	752,000	2,110,532
Automobile Manufacturers–0.35%
Jiangling Motors Corp., Ltd., Class B	311,100	284,406
Commodity Chemicals–1.97%
Formosa Plastics Corp. (Taiwan)	499,000	1,610,848
Construction Materials–2.29%
Asia Cement China Holdings Corp.	1,343,500	1,866,203
Electrical Components & Equipment–1.56%
Voltronic Power Technology Corp. (Taiwan)(c)	59,150	1,273,309
Electronic Components–0.50%
Largan Precision Co., Ltd. (Taiwan)	3,000	406,135
Electronic Equipment & Instruments–2.24%
Universal Scientific Industrial Shanghai Co., Ltd., Class A	917,672	1,827,449
Electronic Manufacturing Services–0.15%
FIH Mobile Ltd. (c)	877,000	123,531
Food Retail–2.69%
President Chain Store Corp. (Taiwan)	228,000	2,198,100
Footwear–1.75%
Stella International Holdings Ltd.	886,000	1,425,868
Gas Utilities–0.99%
Towngas China Co., Ltd. (c)	1,059,000	808,230
Health Care Equipment–1.52%
MicroPort Scientific Corp.	1,476,000	1,237,371
Health Care Supplies–3.87%
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	3,308,000	3,159,193
Hotels, Resorts & Cruise Lines–0.90%
Shanghai Jinjiang International Hotels Development Co., Ltd., Class B	381,578	738,527
Hypermarkets & Super Centers–3.56%
Sun Art Retail Group Ltd. (Hong Kong)	2,871,000	2,903,145
Shares		Value
Industrial Conglomerates–2.63%
CK Hutchison Holdings Ltd. (Hong Kong)	229,000	$2,142,426
Industrial Machinery–1.05%
CIMC Enric Holdings Ltd.	1,190,000	858,215
Interactive Home Entertainment–0.55%
Changyou.com Ltd., ADR	56,500	445,785
Interactive Media & Services–13.99%
Autohome, Inc., ADR (c)	14,600	1,241,000
Tencent Holdings Ltd.	135,800	6,351,418
Weibo Corp., ADR (c)	63,914	2,503,511
YY, Inc., ADR (c)	20,418	1,310,632
		11,406,561
Internet & Direct Marketing Retail–14.93%
Alibaba Group Holding Ltd., ADR (c)	46,298	8,014,647
Ctrip.com International, Ltd., ADR (c)	30,886	1,203,936
PChome Online, Inc. (Taiwan)(c)	268,305	1,307,640
Vipshop Holdings Ltd., ADR (c)	216,890	1,648,364
		12,174,587
Life & Health Insurance–1.03%
AIA Group Ltd. (Hong Kong)	82,200	837,890
Marine Ports & Services–1.37%
Qingdao Port International Co., Ltd., Class H, REGS (d)	1,562,000	1,114,670
Packaged Foods & Meats–4.05%
Toly Bread Co., Ltd., Series A	222,349	1,335,582
Uni-President China Holdings Ltd.	1,654,000	1,964,624
		3,300,206
Pharmaceuticals–4.87%
Jiangsu Hengrui Medicine, Class A	85,297	826,753
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	477,000	363,361
Sino Biopharmaceutical Ltd.	2,288,000	2,781,818
		3,971,932
Restaurants–4.00%
Ajisen (China) Holdings Ltd. (Hong Kong)	3,195,000	1,370,338
Cafe de Coral Holdings Ltd. (Hong Kong)	332,000	1,104,558
Xiabuxiabu Catering Management China Holdings Co., Ltd., REGS (c)(d)	561,000	785,098
		3,259,994
Semiconductors–3.75%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	370,000	3,058,965
Specialty Stores–0.34%
Sa Sa International Holdings Ltd. (Hong Kong)	990,000	277,933

See accompanying notes which are an integral part of this schedule.
Invesco Greater China Fund

Shares		Value
Steel–2.06%
Baoshan Iron & Steel Co., Ltd., Class A	1,825,006	$1,680,525
Technology Hardware, Storage & Peripherals–1.37%
Asustek Computer, Inc. (Taiwan)	157,000	1,118,447
Wireless Telecommunication Services–4.82%
China Mobile Ltd.	461,500	3,928,361
Total Common Stocks & Other Equity Interests (Cost $70,283,289)		76,810,938

Money Market Funds–5.96%
Invesco Government & Agency Portfolio,Institutional Class, 2.23%(e)	1,701,410	1,701,410
Shares		Value

Invesco Liquid Assets Portfolio,Institutional Class, 2.32%(e)	1,214,934	$1,215,420
Invesco Treasury Portfolio,Institutional Class, 2.15%(e)	1,944,469	1,944,469
Total Money Market Funds (Cost $4,861,214)		4,861,299
TOTAL INVESTMENTS IN SECURITIES–100.15% (Cost $75,144,503)		81,672,237
OTHER ASSETS LESS LIABILITIES–(0.15)%		(121,889)
NET ASSETS–100.00%		$81,550,348
Investment Abbreviations:
ADR	– American Depositary Receipt
REGS	– Regulation S
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.
(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $1,899,768, which represented 2.33% of the Fund’s Net Assets.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Greater China Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$16,367,875	$60,443,063	$—	$76,810,938
Money Market Funds	4,861,299	—	—	4,861,299
Total Investments	$21,229,174	$60,443,063	$—	$81,672,237
Invesco Greater China Fund